Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	SA rand
Figures in million	2019	2018*

Goodwill	520	526
Technology-based assets	13	19
Total intangible assets	533	545
* The goodwill on acquisition of the Moab Khotsong operations was re-presented for the 2018 financial year as a result of the change in the fair value of net identifiable assets acquired amounting to R30 million. Refer to note 12.

Schedule of Reconciliation of Intangible Assets
The movement in goodwill is as follows:

	SA rand
Figures in million	2019	2018*

Cost

Balance at beginning of year	2 675	2 373
Acquisition of Moab Khotsong	—	302

Balance at end of year	2 675	2 675

Accumulated amortisation and impairments

Balance at beginning of year	2 149	1 782
Impairment[1]	6	367

Balance at end of year	2 155	2 149
Net carrying value	520	526

The net carrying value of goodwill has been allocated to the following cash generating units:

Bambanani	218	224
Moab Khotsong	302	302

Net carrying value	520	526
1 In 2019 an impairment of R6 million (2018: Rnil) on goodwill was recorded for Bambanani, Rnil (2018: R326 million) for Tshepong Operations and Rnil (2018: R41 million) for Joel as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

14	INTANGIBLE ASSETS continued

TECHNOLOGY-BASED ASSETS

The movement in technology-based assets is as follows:

	SA rand
Figures in million	2019	2018

Cost

Balance at beginning of year	48	33
Fully depreciated assets no longer in use derecognised	(10)	—
Transfers and other movements	—	6
Additions	1	9

Balance at end of year	39	48

	SA rand
Figures in million	2019	2018

Accumulated amortisation and impairments

Balance at beginning of year	29	21
Fully depreciated assets no longer in use derecognised	(10)	—
Amortisation charge	7	8

Balance at end of year	26	29
Net carrying value	13	19